UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	John Cornish
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-5362
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	John Cornish
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
John Cornish 	Boston, Massachusetts    	March 31, 2010
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
William A. Lowell	28-6476

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	39
Form 13F Information Table Value Total:   	$ 28,834

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
03   28-6476  	William A.Lowell

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Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          4/29/2010
MANAGER John M. Cornish                                           AS OF 3/31/2010
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Automatic Data Processing           Common Stock    053015103      340     7650 SH OTHER                        7650
B P PLC Sponsored ADR               Common Stock    055622104      212     3720 SH OTHER                        3720
Berkshire Hathaway Inc Del          Common Stock    084670702      589     7250 SH OTHER                        7250
CGM Tr Focus Fd                     Exchange Traded 125325506      613 9948.135 SH OTHER                     948.135
Chevron Corporation                 Common Stock    166764100       83     1100 SH SOLE                         1100
Chevron Corporation                 Common Stock    166764100      234     3080 SH OTHER                        3080
Coca Cola Co                        Common Stock    191216100      672    12225 SH OTHER                       12225
Emerson Elec Co                     Common Stock    291011104      229     4550 SH OTHER                        4550
Exxon Mobil Corp                    Common Stock    30231G102      953    14225 SH OTHER                       14225
General Elec Co                     Common Stock    369604103       55     3000 SH SOLE                         3000
General Elec Co                     Common Stock    369604103      744    40878 SH OTHER                       40878
International Business Machs        Common Stock    459200101      458     3574 SH OTHER                        3574
iShares Canada                      Exchange Traded 464286509      662    23705 SH OTHER                       23705
iShares S&P 500                     Exchange Traded 464287200     5245    44700 SH OTHER                       44700
iShares MSCI EAFE                   Exchange Traded 464287465      398     7110 SH OTHER                        7110
iShares S&P Small Cap 600           Exchange Traded 464287804       14      230 SH SOLE                          230
iShares S&P Small Cap 600           Exchange Traded 464287804      873    14685 SH OTHER                       14685
Johnson & Johnson                   Common Stock    478160104      870    13347 SH OTHER                       13347
Merck & Co Inc New Com              Common Stock    58933Y105       63     1700 SH SOLE                         1700
Merck & Co Inc New Com              Common Stock    58933Y105      551    14750 SH OTHER                       14750
Morgan Stanley Frontier Mkts        Alternative     61757P101      322    26545 SH OTHER                       26545
Novartis A G Sponsored ADR          Common Stock    66987V109      313     5790 SH OTHER                        5790
Pepsico Inc                         Common Stock    713448108      226     3415 SH OTHER                        3415
Procter & Gamble Co                 Common Stock    742718109       61      970 SH SOLE                          970
Procter & Gamble Co                 Common Stock    742718109     1180    18655 SH OTHER                       18655
SPDR DJ Wilshire Intl Real Estate   Alternative     78463X863       18      500 SH SOLE                          500
SPDR DJ Wilshire Intl Real Estate   Alternative     78463X863      521    14865 SH OTHER                       14865
SPDR Barclays Intl Treasury Bond    Alternative     78464A516       83     1480 SH SOLE                         1480
SPDR Barclays Intl Treasury Bond    Alternative     78464A516     1290    23050 SH OTHER                       23050
Spdr S&P Midcap 400 ETF Tr          Exchange Traded 78467Y107       29      200 SH SOLE                          200
Spdr S&P Midcap 400 ETF Tr          Exchange Traded 78467Y107     1437    10035 SH OTHER                       10035
Stryker Corp                        Common Stock    863667101      279     4875 SH OTHER                        4875
3 M Co                              Common Stock    88579Y101      306     3664 SH OTHER                        3664
United Technologies Corp            Common Stock    913017109      272     3690 SH OTHER                        3690
Vanguard Europe Pacific Equities    Exchange Traded 921943858     6493   187556 SH OTHER                      187556
Vanguard FTSE All-World ExUSA Small Exchange Traded 922042718      549     6420 SH OTHER                        6420
Vanguard Emerging Mkts              Exchange Traded 922042858      837    19860 SH OTHER                       19860
Walgreen Co                         Common Stock    931422109      445    12000 SH OTHER                       12000
Wisdomtree Emerging Mkts Small Cap  Exchange Traded 97717W281      315     7040 SH OTHER                        7040

FINAL TOTALS FOR 39 RECORDS                                       28834
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